Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 3,419,489	$ 1,811,788	$ 1,989,548
State Tax and Other									450,957	81,936	100,820
Tax Exempt Interest									(284,935)	(250,044)	(291,768)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Amount									(133,350)	(120,383)	(142,508)
Valuation Allowance									57,230	53,660	23,458
Total Income Tax Expense	$ 516,000	$ 1,327,000	$ 791,000	$ 875,000	$ 767,000	$ 105,000	$ 441,000	$ 264,000	$ 3,509,391	$ 1,576,957	1,679,550
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense											$ 1,679,550